Income Taxes, deferred tax valuation allowance (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax valuation allowance, rollfoward
Deferred tax assets, valuation allowance, current	$ 8,500,000
Deferred tax assets, valuation allowance, noncurrent	70,609,000	69,108,000
Deferred tax asset valuation allowance
Deferred tax valuation allowance, rollfoward
Balance at beginning of period	70,502,000	49,686,000	71,014,000
Charged to income tax expense	1,954,000	5,268,000	(28,511,000)
Charged to other accounts	6,608,000	15,548,000	7,183,000
Balance at end of period	$ 79,064,000	$ 70,502,000	$ 49,686,000